Sales - Trade receivables - Impairment (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net addition with impact on income statement	€ (225)	€ (332)
Increases of trade receivables depreciation	(72)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Increases of trade receivables depreciation	(67)
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Increases of trade receivables depreciation	€ (27)